Summary of Deposit Balances (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Noninterest-bearing demand deposit		$ 201,598	$ 163,893
Interest-bearing accounts: [Abstract]
Business checking		1,021	612
NOW and money market accounts		457,708	466,288
Savings accounts		34,590	32,848
Certificates of deposit	[1]	435,768	394,376
Total interest-bearing accounts		929,087	894,124
Total deposits		1,130,685	1,058,017
Brokered deposits		25,500	$ 24,300
Time Deposits At Or Above FDIC Insurance Limit		$ 86,300

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmIzNmM5ODEzYmNmOTQ0MTA4NTJmZjE1ZjQxYjcwZTNifFRleHRTZWxlY3Rpb246N0FGRjUxMkVBMjU1NTY3NEVEQzUwRDBDNzcyRTRDMkIM}